Schedule of Total Revenue Attributable to Each Segment (Details) - Geographic Concentration Risk [Member] - Revenue Benchmark [Member]	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Revenue, Major Customer [Line Items]
Total consolidated revenue	100.00%	100.00%	100.00%	100.00%
North America [Member]
Revenue, Major Customer [Line Items]
Total consolidated revenue	100.00%	63.50%	65.10%	91.10%
UNITED KINGDOM
Revenue, Major Customer [Line Items]
Total consolidated revenue		36.50%	34.90%	3.30%
Other Foreign Markets [Member]
Revenue, Major Customer [Line Items]
Total consolidated revenue				5.60%